Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

3. Leases

The Group leases office under non-cancelable operating lease agreements, which expire at various dates from 2024 to 2028. As of December 31, 2022 and 2023, the Group’s operating leases had a weighted average remaining lease term of 4.9 and 4.1 years and a weighted average discount rate of 5.61% and 5.62%, respectively. Future lease payments under operating leases as of December 31, 2023 were as follows:

As of December 31,
2023
$
2024	3,107,892
2025	2,915,730
2026	2,698,043
2027	2,854,051
2028	713,513
Then thereafter	—

Total future lease payments	12,289,229
Impact of discounting remaining lease payments	(1,283,109)

Total lease liabilities	11,006,120
Lease liabilities, current	3,026,771
Lease liabilities, non-current	7,979,349

Operating lease expenses for the years ended December 31, 2021, 2022 and 2023 were $6,331,194, $5,746,967 and $3,239,121, respectively, which did not include short-term lease cost. Short-term lease costs for the years ended December 31, 2021, 2022 and 2023 were $2,302,019, $1,233,347 and $1,228,558, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities was $6,287,094, $5,698,668 and $3,789,504 for the years ended December 31, 2021, 2022 and 2023, respectively. Non-cash transaction amounts of lease liabilities arising from obtaining right-of-use assets were $2,064,279, $2,783,430 and $601,633 for the years ended December 31, 2021, 2022 and 2023, respectively.